PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Aug. 31, 2020
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT [Text Block]

9. PROPERTY, PLANT AND EQUIPMENT

Most of the additions during the year ended August 31, 2020 were related to the expansion of the Company's facility located in Moncton (the "Moncton Campus").

						RIGHT- OF-
				GROWING &		USE LEASE
			CONSTRUCTION	PROCESSING	OTHER	ASSETS
	LAND	BUILDINGS	IN PROCESS	EQUIPMENT	(NOTE A)	(NOTE B)	TOTAL

Cost

Balance, August 31, 2018	$2,205	$47,101	$11,993	$40,493	$2,922	$—	$104,714

Additions	6	15,753	105,512	5,554	3,366	—	130,191

Construction completed	—	8,042	(51,990)	42,698	1,250	—	—

Disposals	—	(122)	—	(201)	—	—	(323)

Impairment loss	—	—	—	(613)	—	—	(613)

Reclassification of computer software (NOTE A)	—	—	—	—	(841)	—	(841)

Balance, August 31, 2019	$2,211	$70,774	$65,515	$87,931	$6,697	$—	$233,128

Accumulated depreciation

Balance, August 31, 2018	$—	$(1,997)	$—	$(2,956)	$(1,122)	$—	$(6,075)

Depreciation	—	(2,245)	—	(5,679)	(946)	—	(8,870)

Disposals	—	5	—	17	—	—	22

Reclassification of computer software (NOTE A)	—	—	—	—	265	—	265

Balance, August 31, 2019	$—	$(4,237)	$—	$(8,618)	$(1,803)	$—	$(14,658)

Cost

Balance, August 31, 2019	$2,211	$70,774	$65,515	$87,931	$6,697	$—	$233,128

Transition to IFRS 16	—	—	—	—	—	2,244	2,244

Additions (Note C)	1,864	22,316	46,847	7,597	1,335	2,220	82,179

Construction completed	—	71,663	(110,234)	37,851	720	—	—

Disposals	—	(517)	—	(436)	(75)	—	(1,028)

Impairment loss (Note D)	—	(37,214)	—	48	—	—	(37,166)

Balance, August 31, 2020	$4,075	$127,022	$2,128	$132,991	$8,677	$4,464	$279,357

Accumulated depreciation

Balance, August 31, 2019	$—	$(4,237)	$—	$(8,618)	$(1,803)	$—	$(14,658)

Depreciation	—	(4,074)	—	(11,568)	(1,362)	(557)	(17,561)

Disposals	—	108	—	145	29	—	282

Balance, August 31, 2020	$—	$(8,203)	$—	$(20,041)	$(3,136)	$(557)	$(31,937)

Net book value

August 31, 2019	$2,211	$66,537	$65,515	$79,313	$4,894	$—	$218,470

August 31, 2020	$4,075	$118,819	$2,128	$112,950	$5,541	$3,907	$247,420

A) Other - Computer Software

During the three months ended November 30, 2019, the Company determined that due to the increasing value of its computer software, it should be reclassified from property, plant and equipment to intangible assets. Computer software has historically been included in the "other" category within property, plant and equipment due to its relatively insignificant value. The August 31, 2019 cost of $841 and accumulated amortization of $265 relating to computer software have been reclassified from property, plant and equipment to intangible assets (Note 10) as a result.

B) Right-of-Use Assets and Transition to IFRS 16

As described in Note 4, the Company adopted IFRS 16 effective September 1, 2019. As a result, certain lease obligations were capitalized as ROU assets on the transition date and depreciated for the year ended August 31, 2020. ROU assets mostly comprise of office and warehouse space.

C) Reconciliation of property, plant and equipment additions to the statements of cash flows

The following table reconciles additions of property, plant and equipment per the above table to the purchases of property, plant and equipment per the statements of cash flows:

	AUGUST 31, 2020	AUGUST 31, 2019

Additions	$82,179	$130,191

Additions related to IFRS 16 Leases	(2,220)	—

Net change in accounts payable and accrued liabilities related to purchases of property, plant and equipment	(2,736)	(21,427)

Purchase of property, plant and equipment	$77,223	$108,764

D) Impairment

The Company reviews the carrying value of its property, plant and equipment at each reporting period for indicators of impairment. During the year ended August 31, 2020, management noted indicators of impairment and recorded impairments at an asset specific level.

Moncton Campus - Phase 4C (asset specific)

The construction of Phase 4C of the Moncton Campus, which was intended to house grow rooms with a previously estimated cultivation capacity of 24,000 kg per annum, was indefinitely deferred during the three months ended May 31, 2020 based on available capacity and forecast market demand. Phase 4C of the Moncton Campus has effectively been left partially completed and, due to the specialized and integrated nature of Phase 4C, without any foreseeable near-term use. Management estimated the fair value less cost to dispose ("FVLCD") of Phase 4C to approximate the purchase cost of the land and movable equipment, which is $1,328. As a result, the Company recognized an impairment loss of $37,749 in relation to this asset for the year ended August 31, 2020. The entire amount of the impairment loss was recorded against the building infrastructure of Phase 4C. In addition, subsequently incurred and contractually committed future costs totaling $1,050 with respect to Phase 4C at August 31, 2020 were included in the impairment loss for the year ended August 31, 2020.